Derivative Financial Instruments and Hedging Activities (Consolidated Statement of Income) (Details) (USD $) In Thousands, unless otherwise specified	1 Months Ended	11 Months Ended	12 Months Ended
	Jun. 07, 2013	Dec. 29, 2013	Apr. 28, 2013	Apr. 29, 2012	Apr. 27, 2011
Net gains/(losses) reclassified from other comprehensive loss into earnings (effective portion):
Cost of products sold	$ (729,537)	$ (4,587,791)	$ (7,333,416)	$ (7,512,783)	$ (6,614,259)
Interest income/(expense)	(32,472)	(395,432)	(255,812)	(258,462)	(250,112)
Net (loss)/income	(192,697)	(71,718)	1,027,333	939,908	1,005,948
Derivatives not designated as hedging instruments:
Net gains recognized in other expense, net		5,100
Foreign Exchange Contract [Member]
Cash flow hedges:
Net gains/(losses) recognized in other comprehensive loss (effective portion)				45,658	3,626
Net gains/(losses) reclassified from other comprehensive loss into earnings (effective portion):
Sales				8,033	3,375
Cost of products sold				(19,880)	(23,372)
Selling, general and administrative expenses				(62)	(141)
Other income, net				33,401	35,744
Interest income/(expense)				199	226
Net (loss)/income				21,691	15,832
Derivatives not designated as hedging instruments:
Net gains recognized in other expense, net				0	0
Total amount recognized in statement of income				19,508	19,183
Interest Rate Contract [Member]
Cash flow hedges:
Net gains/(losses) recognized in other comprehensive loss (effective portion)				(2,341)	0
Net gains/(losses) reclassified from other comprehensive loss into earnings (effective portion):
Sales				0	0
Cost of products sold				0	0
Selling, general and administrative expenses				0	0
Other income, net				0	0
Interest income/(expense)				(146)	0
Net (loss)/income				(146)	0
Derivatives not designated as hedging instruments:
Net gains recognized in other expense, net				(19,181)	(51,476)
Total amount recognized in statement of income				(19,093)	(51,476)
Cross Currency Interest Rate Contract [Member]
Cash flow hedges:
Net gains/(losses) recognized in other comprehensive loss (effective portion)				5,725	16,649
Net gains/(losses) reclassified from other comprehensive loss into earnings (effective portion):
Sales				0	0
Cost of products sold				0	0
Selling, general and administrative expenses				0	0
Other income, net				8,901	24,644
Interest income/(expense)				(5,966)	(4,484)
Net (loss)/income				2,935	20,160
Derivatives not designated as hedging instruments:
Net gains recognized in other expense, net				0	0
Total amount recognized in statement of income				2,935	20,160
Other Expense [Member] | Foreign Exchange Contract [Member]
Fair value hedges:
Net losses recognized in other expense, net				0	0
Derivatives not designated as hedging instruments:
Net gains recognized in other expense, net				(2,183)	3,351
Other Expense [Member] | Interest Rate Contract [Member]
Fair value hedges:
Net losses recognized in other expense, net				(19,181)	(51,125)
Derivatives not designated as hedging instruments:
Net gains recognized in other expense, net				0	0
Other Expense [Member] | Cross Currency Interest Rate Contract [Member]
Fair value hedges:
Net losses recognized in other expense, net				0	0
Derivatives not designated as hedging instruments:
Net gains recognized in other expense, net				0	0
Interest Income [Member] | Foreign Exchange Contract [Member]
Derivatives not designated as hedging instruments:
Net gains recognized in other expense, net				0	0
Interest Income [Member] | Interest Rate Contract [Member]
Derivatives not designated as hedging instruments:
Net gains recognized in other expense, net				0	(351)
Interest Income [Member] | Cross Currency Interest Rate Contract [Member]
Derivatives not designated as hedging instruments:
Net gains recognized in other expense, net					0
Predecessor [Member]
Net gains/(losses) reclassified from other comprehensive loss into earnings (effective portion):
Cost of products sold	(729,537)		(7,333,416)	(7,512,783)	(6,614,259)
Interest income/(expense)	(35,350)		(283,607)	(293,009)	(272,660)
Net (loss)/income	(192,697)		1,027,333	939,908	1,005,948
Predecessor [Member] | Foreign Exchange Contract [Member]
Cash flow hedges:
Net gains/(losses) recognized in other comprehensive loss (effective portion)	2,603		47,623
Net gains/(losses) reclassified from other comprehensive loss into earnings (effective portion):
Sales	990		10,940
Cost of products sold	1,814		(4,584)
Selling, general and administrative expenses	0		(102)
Other income, net	(1,858)		13,924
Interest income/(expense)	61		29
Net (loss)/income	1,007		20,207
Derivatives not designated as hedging instruments:
Net gains recognized in other expense, net	(3,890)		(7,976)		3,351
Total amount recognized in statement of income	(2,883)		12,231
Predecessor [Member] | Interest Rate Contract [Member]
Cash flow hedges:
Net gains/(losses) recognized in other comprehensive loss (effective portion)	0		0
Net gains/(losses) reclassified from other comprehensive loss into earnings (effective portion):
Sales	0		0
Cost of products sold	0		0
Selling, general and administrative expenses	0		0
Other income, net	0		0
Interest income/(expense)	(20)		(236)
Net (loss)/income	(20)		(236)
Derivatives not designated as hedging instruments:
Net gains recognized in other expense, net	0		(1,193)		0
Total amount recognized in statement of income	(5,945)		(4,344)
Predecessor [Member] | Cross Currency Interest Rate Contract [Member]
Cash flow hedges:
Net gains/(losses) recognized in other comprehensive loss (effective portion)	(4,079)		(77,080)
Net gains/(losses) reclassified from other comprehensive loss into earnings (effective portion):
Sales	0		0
Cost of products sold	0		0
Selling, general and administrative expenses	0		0
Other income, net	(9,821)		(70,135)
Interest income/(expense)	(538)		(5,389)
Net (loss)/income	(10,359)		(75,524)
Derivatives not designated as hedging instruments:
Net gains recognized in other expense, net	0		0		0
Total amount recognized in statement of income	(10,359)		(5,389)
Predecessor [Member] | Other Expense [Member] | Foreign Exchange Contract [Member]
Fair value hedges:
Net losses recognized in other expense, net	0		0
Derivatives not designated as hedging instruments:
Net gains recognized in other expense, net	(3,890)		(7,976)
Predecessor [Member] | Other Expense [Member] | Interest Rate Contract [Member]
Fair value hedges:
Net losses recognized in other expense, net	(5,925)		(2,915)
Derivatives not designated as hedging instruments:
Net gains recognized in other expense, net	0		0
Predecessor [Member] | Other Expense [Member] | Cross Currency Interest Rate Contract [Member]
Fair value hedges:
Net losses recognized in other expense, net	0		70,135
Derivatives not designated as hedging instruments:
Net gains recognized in other expense, net	0		0
Predecessor [Member] | Accumulated Net Unrealized Investment Gain (Loss) [Member] | Foreign Exchange Contract [Member]
Derivatives not designated as hedging instruments:
Net gains recognized in other expense, net	0		0
Predecessor [Member] | Accumulated Net Unrealized Investment Gain (Loss) [Member] | Interest Rate Contract [Member]
Derivatives not designated as hedging instruments:
Net gains recognized in other expense, net	0		0
Predecessor [Member] | Accumulated Net Unrealized Investment Gain (Loss) [Member] | Cross Currency Interest Rate Contract [Member]
Derivatives not designated as hedging instruments:
Net gains recognized in other expense, net	0		0
Predecessor [Member] | Interest Income [Member] | Foreign Exchange Contract [Member]
Derivatives not designated as hedging instruments:
Net gains recognized in other expense, net	0		0		0
Predecessor [Member] | Interest Income [Member] | Interest Rate Contract [Member]
Derivatives not designated as hedging instruments:
Net gains recognized in other expense, net	0		(1,193)		0
Predecessor [Member] | Interest Income [Member] | Cross Currency Interest Rate Contract [Member]
Derivatives not designated as hedging instruments:
Net gains recognized in other expense, net	0		0		0
Successor [Member]
Net gains/(losses) reclassified from other comprehensive loss into earnings (effective portion):
Cost of products sold		(4,587,791)
Interest income/(expense)		(408,503)
Net (loss)/income		(71,718)
Successor [Member] | Foreign Exchange Contract [Member]
Cash flow hedges:
Net gains/(losses) recognized in other comprehensive loss (effective portion)		30,441
Net gains/(losses) reclassified from other comprehensive loss into earnings (effective portion):
Sales		(1,020)
Cost of products sold		2,874
Selling, general and administrative expenses		(83)
Other income, net		2,387
Interest income/(expense)		35
Net (loss)/income		4,193
Derivatives not designated as hedging instruments:
Net gains recognized in other expense, net		(31,241)		(2,183)
Total amount recognized in statement of income		(27,048)
Successor [Member] | Interest Rate Contract [Member]
Cash flow hedges:
Net gains/(losses) recognized in other comprehensive loss (effective portion)		147,455
Net gains/(losses) reclassified from other comprehensive loss into earnings (effective portion):
Sales		0
Cost of products sold		0
Selling, general and administrative expenses		0
Other income, net		0
Interest income/(expense)		0
Net (loss)/income		0
Derivatives not designated as hedging instruments:
Net gains recognized in other expense, net		117,934		234
Total amount recognized in statement of income		117,754
Successor [Member] | Cross Currency Interest Rate Contract [Member]
Cash flow hedges:
Net gains/(losses) recognized in other comprehensive loss (effective portion)		(190,597)
Net gains/(losses) reclassified from other comprehensive loss into earnings (effective portion):
Sales		0
Cost of products sold		0
Selling, general and administrative expenses		0
Other income, net		0
Interest income/(expense)		0
Net (loss)/income		0
Derivatives not designated as hedging instruments:
Net gains recognized in other expense, net		0		0
Total amount recognized in statement of income		0
Successor [Member] | Other Expense [Member] | Foreign Exchange Contract [Member]
Fair value hedges:
Net losses recognized in other expense, net		0
Derivatives not designated as hedging instruments:
Net gains recognized in other expense, net		(31,241)
Successor [Member] | Other Expense [Member] | Interest Rate Contract [Member]
Fair value hedges:
Net losses recognized in other expense, net		(180)
Derivatives not designated as hedging instruments:
Net gains recognized in other expense, net		0
Successor [Member] | Other Expense [Member] | Cross Currency Interest Rate Contract [Member]
Fair value hedges:
Net losses recognized in other expense, net		0
Derivatives not designated as hedging instruments:
Net gains recognized in other expense, net		0
Successor [Member] | Accumulated Net Unrealized Investment Gain (Loss) [Member] | Foreign Exchange Contract [Member]
Derivatives not designated as hedging instruments:
Net gains recognized in other expense, net		0
Successor [Member] | Accumulated Net Unrealized Investment Gain (Loss) [Member] | Interest Rate Contract [Member]
Derivatives not designated as hedging instruments:
Net gains recognized in other expense, net		117,934
Successor [Member] | Accumulated Net Unrealized Investment Gain (Loss) [Member] | Cross Currency Interest Rate Contract [Member]
Derivatives not designated as hedging instruments:
Net gains recognized in other expense, net		0
Successor [Member] | Interest Income [Member] | Foreign Exchange Contract [Member]
Derivatives not designated as hedging instruments:
Net gains recognized in other expense, net		0		0
Successor [Member] | Interest Income [Member] | Interest Rate Contract [Member]
Derivatives not designated as hedging instruments:
Net gains recognized in other expense, net		0		234
Successor [Member] | Interest Income [Member] | Cross Currency Interest Rate Contract [Member]
Derivatives not designated as hedging instruments:
Net gains recognized in other expense, net		$ 0		$ 0